UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]
  This Amendment (check only one.):     [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    Courage Capital Management, LLC
                         -------------------------------------------------------
Address:                 4400 Harding Road
                         -------------------------------------------------------
                         Nashville, TN  37205-2290
                         -------------------------------------------------------
                         -------------------------------------------------------

Form 13F File Number:  28-10362
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                    Richard Patton
                         -------------------------------------------------------
Title:                   Chief Manager
                         -------------------------------------------------------
Phone:                   615-298-7606
                         -------------------------------------------------------

Signature, Place and Date of Signing:

  /s/ Richard Patton                      Nahsville, TN               05/13/05
---------------------------------       ---------------------       ------------
          [Signature]                      [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]                     13F NOTICE.   (Check here if no holdings reported are in
                        this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                      0
                                            --------------

Form 13F Information Table Entry Total:                55
                                            --------------


Form 13F Information Table Value Total:          716,523
                                            --------------
                                               (thousands)


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE

                                                          COLUMN
         COLUMN 1                COLUMN 2     COLUMN 3       4           COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
--------------------------    -------------  ----------  --------  -------------------  ------------  ---------- -------------------

                                                          VALUE    SHRS OR   SH/  PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE SHARED(1) NONE
      --------------          --------------    -----    --------  -------   ---  ----   ----------    --------  ---- --------  ----
ALLIANCE CAP MGMT HLDG LP     UNIT LTD PRTN  01855A101    80707    1711700  SH           SHARED1                         X
ANHEUSER B JAN 050****
  LONG TERM OPTIONS EXP
  01/21/06                    COM            035229903     1425      30000  SH    CALL   SHARED1                         X
ANNTAYLOR STORES CORP         COM            036115103     9486     370700  SH           SHARED1                         X
ARCH COAL INC                 COM            039380100     2318      53900  SH           SHARED1                         X
BANK OF AMERICA CORP          COM            060505104      441      10000  SH           SHARED1                         X
CBRL GROUP INC                COM            12489V106    61962    1500287  SH           SHARED1                         X
CBRL GROUP INC JAN 035 LT
   OPTIONS EXP 01/21/06       COM            12489V956    14455     350000  SH    PUT    SHARED1                         X
CBRL GROUP INC JAN 040 LT
   OPTIONS EXP 01/21/06       COM            12489V956     7764     188000  SH    PUT    SHARED1                         X
CLAIRES STORES INC (FLA)      COM            179584107    19310     838100  SH           SHARED1                         X
CLAIRE'S ST MAY 020 CBOE      COM            179584907      461      20000  SH    CALL   SHARED1                         X
CONSOL ENERGY INC             COM            20854P109    39553     841200  SH           SHARED1                         X
CONSOL ENERGY JAN 030 LT
   OPTION EXP 1/20/07         COM            20854P909      470      10000  SH    CALL   SHARED1                         X
CONSOL ENERGY JAN 030 LT
   OPTION EXP 1/21/06         COM            20854P909     3762      80000  SH    CALL   SHARED1                         X
CONSOL ENERGY JAN 040 LT
   OPTION EXP 1/20/07         COM            20854P909      658      14000  SH    CALL   SHARED1                         X
CORINTHIAN COLLEGES INC       COM            218868107    17685    1125000  SH           SHARED1                         X
CORRECTIONS CORP AMER
   COM NEW                    COM NEW        22025Y407    33451     866605  SH           SHARED1                         X
CORRECTIONS JUN 035 AMEX      COM            22025Y957     5018     130000  SH    PUT    SHARED1                         X
CROWN CASTLE INTL CORP        COM            228227104    11396     709605  SH           SHARED1                         X
EBAY INC                      COM            278642103    23101     620000  SH           SHARED1                         X
ENTERTAINMENT PPTYS TR        COM SH BEN INT 29380T105    11795     284700  SH           SHARED1                         X
FPL GROUP INC                 COM            302571104      402      10000  SH           SHARED1                         X
GREEN MOUNTAIN POWER CORP     COM            393154109      293      10000  SH           SHARED1                         X
HASBRO INC                    COM            418056107     9683     473500  SH           SHARED1                         X
IAC INTERACTIVECORP           COM            44919P102    21379     960000  SH           SHARED1                         X
ICICI BANK LTD                ADR            45104G104      207      10000  SH           SHARED1                         X
INGRAM MICRO INC-CL A         CL A           457153104     7470     448100  SH           SHARED1                         X
INTERNATIONAL SPEEDWAY
   CORP CL A                  CL A           460335201     2170      40000  SH           SHARED1                         X


INTERNATIONAL SPEEDWAY
   JAN 035 AMEX LONG TERM
   OPTIONS EXP 01/21/06       COM            460335901     3255      60000        CALL   SHARED1                         X
KFX INC                       COM            48245L107    10358     773000  SH           SHARED1                         X
KOREA ELECTRIC POWER          SPONSORED ADR  500631106       13       1000  SH           SHARED1                         X
KRISPY KRME DOUGHNUTS INC     COM            501014104    37155    4869600  SH           SHARED1                         X
LAS VEGAS SANDS CORP          COM            517834107      113       2500  SH           SHARED1                         X
MARSH &      MARSH &
   MCLENNAN COMPANIES INC     COM            571748102     3042     100000  SH           SHARED1                         X
MASSEY ENERGY CORP            COM            576206106    71852    1794500  SH           SHARED1                         X
MAYTAG CORP                   COM            578592107     1397     100000  SH           SHARED1                         X
NATIONWIDE HEALTH PPTYS INC   COM            638620104      370      18300  SH           SHARED1                         X
NBTY INC                      COM            628782104    33370    1330000  SH           SHARED1                         X
NETFLIX COM JAN 015 LONG
   TERM OPTIONS EXP 01/21/06  COM            64110L956      889      81900  SH    PUT    SHARED1                         X
NICOR INC                     COM            654086107      185       5000  SH           SHARED1                         X
NORTEL NETWORKS CORP          COM            656568102    23232    8547700  SH           SHARED1                         X
NORTHWEST AIRLINES JAN 005
   LT OPTIONS EXP 1/21/06     COM            667280951     1204     180000  SH    PUT    SHARED1                         X
NRG ENERGY INC                COM  NEW       629377508    29512     864200  SH           SHARED1                         X
PPL CORPORATION               COM            69351T106     2232      41350  SH           SHARED1                         X
PRIME GROUP REALTY TRUST      SH BEN INT     74158J103       13       1800  SH           SHARED1                         X
REGIS CORP MINN               COM            758932107    21963     536600  SH           SHARED1                         X
REUTERS GROUP PLC             SPONSORED ADR  76132M102      420       9100  SH           SHARED1                         X
SIEBEL SYSTEMS INC            COM            826170102    28022    3069200  SH           SHARED1                         X
SINCLAIR BROADCAST GROUP
   INC                        PFD CV EXCH D  829226505      832      20000  SH           SHARED1                         X
SOHU                          COM            83408W103     6153     350000  SH           SHARED1                         X
TALBOTS INC                   COM            874161102     3137      98100  SH           SHARED1                         X
TENET HEALTHCARE CORP         COM            88033G100    30399    2636550  SH           SHARED1                         X
TJX COS INC NEW               COM            872540109     2512     102000  SH           SHARED1                         X
TORCH OFFSHORE INC            COM            891019101       78      60000  SH           SHARED1                         X
WAL-MART STORES INC           COM            931142103      752      15000  SH           SHARED1                         X
WASHINGTON GROUP INTL
   INC                        COM            938862208    17240     383200  SH           SHARED1                         X



1. Courage Investments Inc. and Resource Holdings Inc. are general partners of funds managed by the Reporting Manager and the Reporting Manager manages accounts for HFR Asset Management, L.L.C., Dryden Investments BV and The Community Foundation of Middle Tennessee, however, the Reporting Manger has discretion over investment and voting decisions of all such funds and accounts.